OTHER OPERATING GAINS & LOSSES (Tables)	6 Months Ended
Jun. 30, 2017
Other Income and Expenses [Abstract]
Components of other operating gains & losses

(in thousands of $)	2017	2016
Gain on termination of vessel leases	8,327	—